Property, plant and equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Hotel	Dec. 31, 2019 Hotel
Disclosure of detailed information about property, plant and equipment [line items]
Number of open hotels | Hotel	23	26
Impairment loss recognised in profit or loss, property, plant and equipment	$ 90
Property Plant And Equipment System Fund Impairment Charge	5
US corporate headquarters [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	7
US corporate headquarters [Member] | System Fund [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	5
Development Land Sites [Member] | Americas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	3
UK Portfolio [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	50
Three Hotels In North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 35